Commitments and contingencies - Purchase obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and contingencies
Purchase obligations	$ 23,142
Less than 1 year
Commitments and contingencies
Purchase obligations	14,686
1 -3 years
Commitments and contingencies
Purchase obligations	8,456
4 - 5 years
Commitments and contingencies
Purchase obligations	0
After 5 years
Commitments and contingencies
Purchase obligations	$ 0